Brown Advisory Mortgage Securities Fund
Schedule of Investments
September 30, 2021 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Mortgage Backed Securities - 105.3%
2,080,000	BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY A (1 Month LIBOR USD + 0.85%)^	0.93%	09/15/2034	2,081,517
2,000,000	BBCMS Mortgage Trust, Series 2018-TALL A (1 Month LIBOR USD + 0.72%)^	0.81%	03/15/2037	1,995,993
5,662,100	BX Commercial Mortgage Trust, Series 2021-VOLT D (1 Month LIBOR USD + 1.65%)^	1.75%	09/15/2036	5,680,870
2,305,000	BX Trust, Series 2021-SDMF B (1 Month LIBOR USD + 0.74%)^	8.38%	09/15/2034	2,304,280
986,000	DBGS Mortgage Trust, Series 2018-C1 7EA^	4.64%	10/17/2051	993,627
43,714	FHLMC PC, Pool# N3-0530	5.50%	01/01/2029	46,143
70,137	FHLMC PC, Pool# C5-3878	5.50%	12/01/2030	80,083
155,831	FHLMC PC, Pool# C9-1366	4.50%	04/01/2031	170,176
56,472	FHLMC PC, Pool# C6-6421	6.50%	02/01/2032	63,490
199,023	FHLMC PC, Pool# N7-0078	5.50%	01/01/2033	214,832
43,851	FHLMC PC, Pool# 1B-0889 (12 Month LIBOR USD + 1.59%)	1.89%	05/01/2033	43,814
73,329	FHLMC PC, Pool# A1-4256	5.50%	10/01/2033	84,084
186,813	FHLMC PC, Pool# G3-0932	4.50%	03/01/2034	203,896
23,230	FHLMC PC, Pool# 1J-0204 (12 Month LIBOR USD + 1.75%)	2.03%	05/01/2035	24,526
549,848	FHLMC PC, Pool# C9-1826	3.00%	05/01/2035	583,593
152,028	FHLMC PC, Pool# N7-0071	6.00%	06/01/2035	166,061
56,629	FHLMC PC, Pool# A4-6629	5.00%	08/01/2035	64,725
398,777	FHLMC PC, Pool# K9-3365	3.50%	11/01/2035	423,613
380,479	FHLMC PC, Pool# K9-3349	4.00%	11/01/2035	409,777
25,324	FHLMC PC, Pool# 1L-1263 (1 Year CMT Rate + 2.25%)	2.38%	03/01/2036	27,117
22,073	FHLMC PC, Pool# 1H-1348 (1 Year CMT Rate + 2.14%)	2.17%	10/01/2036	23,764
183,378	FHLMC PC, Pool# G2-0028	7.50%	12/01/2036	205,718
95,215	FHLMC PC, Pool# B3-1891	5.38%	01/01/2037	106,165
104,556	FHLMC PC, Pool# 84-7727 (12 Month LIBOR USD + 1.74%)	2.23%	02/01/2037	104,882
189,945	FHLMC PC, Pool# B3-1900	5.38%	02/01/2037	211,928
44,495	FHLMC PC, Pool# B3-1934	5.38%	04/01/2037	49,619
90,346	FHLMC PC, Pool# B3-1976	5.10%	05/01/2037	99,800
42,364	FHLMC PC, Pool# 1J-1681 (12 Month LIBOR USD + 1.98%)	2.23%	06/01/2037	45,318
78,764	FHLMC PC, Pool# B3-2000	5.10%	06/01/2037	87,008
52,366	FHLMC PC, Pool# U3-0653	5.13%	07/01/2037	58,299
215,184	FHLMC PC, Pool# U3-0681	5.10%	09/01/2037	237,910
67,884	FHLMC PC, Pool# U3-0606	5.10%	09/01/2037	75,005
48,354	FHLMC PC, Pool# 1G-2249 (12 Month LIBOR USD + 1.78%)	2.28%	10/01/2037	48,689
134,018	FHLMC PC, Pool# T3-0346	5.38%	10/01/2037	149,499
928,655	FHLMC PC, Pool# G3-1063	3.50%	11/01/2037	1,000,567
80,434	FHLMC PC, Pool# U3-0800	5.10%	11/01/2037	88,847
138,857	FHLMC PC, Pool# U3-1874	5.38%	04/01/2038	154,851
325,686	FHLMC PC, Pool# N7-0082	6.00%	07/01/2038	358,773
154,031	FHLMC PC, Pool# G0-4655	6.00%	08/01/2038	182,273
182,686	FHLMC PC, Pool# G0-4540	6.00%	08/01/2038	216,180
104,790	FHLMC PC, Pool# U3-2470	5.10%	11/01/2038	115,779
82,266	FHLMC PC, Pool# G0-8348	5.00%	06/01/2039	93,876
406,768	FHLMC PC, Pool# C0-3427	5.50%	10/01/2039	473,328
132,993	FHLMC PC, Pool# Q3-8585	4.00%	10/01/2043	142,607
3,097,846	FHLMC PC, Pool# ZA-5113	4.00%	12/01/2047	3,394,757
404,647	FHLMC PC, Pool# G0-8828	5.50%	04/01/2048	460,500
2,879,926	FHLMC PC, Pool# SD-0580	3.00%	04/01/2051	3,029,077
4,153,798	FHLMC PC, Pool# QC-2694	2.50%	06/01/2051	4,301,056
242,273	FHLMC REMIC, Series 4318 DI~	2.50%	08/15/2022	1,367
386,153	FHLMC REMIC, Series 4329 CI~	2.50%	01/15/2023	3,734
16,730	FHLMC REMIC, Series 1843 Z	7.00%	04/15/2026	17,711
130,136	FHLMC REMIC, Series 2517 Z	5.50%	10/15/2032	144,197
1,110,987	FHLMC REMIC, Series 2907 VZ	4.50%	05/15/2034	1,219,673
255,391	FHLMC REMIC, Series 2890 ZA	5.00%	11/15/2034	290,684
379,835	FHLMC REMIC, Series 3150 DZ	5.50%	05/15/2036	438,471
225,586	FHLMC REMIC, Series 3294 CB	5.50%	03/15/2037	260,884
1,216,687	FHLMC REMIC, Series 3830 NB	4.50%	02/15/2039	1,257,168
284,780	FHLMC REMIC, Series 4309 BI~	3.00%	08/15/2039	3,175
3,180,655	FHLMC REMIC, Series 5014 BP	1.25%	09/25/2040	3,182,195
1,333,927	FHLMC REMIC, Series 4121 DH	2.00%	10/15/2042	1,230,554
225,801	FHLMC REMIC, Series 4665 KA	4.00%	12/15/2042	225,949
501,703	FHLMC REMIC, Series 4690 QA	3.50%	05/15/2044	505,519
2,906,436	FHLMC REMIC, Series 4951 EA	2.50%	09/15/2044	3,011,661
81,769	FHLMC REMIC, Series 4818 PA	4.00%	06/15/2045	82,077
3,790,424	FHLMC REMIC, Series 4774 LP	3.50%	09/15/2046	3,932,764
741,421	FHLMC REMIC, Series 4872 AB	4.00%	08/15/2047	759,029
327,246	FHLMC REMIC, Series 4891 PA	3.50%	07/15/2048	334,008
1,000,000	FHLMC REMIC, Series 4888 AC	3.50%	01/15/2049	1,049,614
2,942,995	FHLMC REMIC, Series 5083 UB	1.25%	03/25/2051	2,937,750
2,167,268	FHLMC REMIC, Series 5114 TE	1.50%	04/25/2051	2,187,193
1,000,000	FHLMC SCRTT, Series 2017-1 M1#^	4.00%	01/25/2056	1,014,202
1,283,733	FHMS, Series K-017 X1#~	1.60%	12/25/2021	50
12,202,082	FHMS, Series K-019 X1#~	1.72%	03/25/2022	8,559
15,092,233	FHMS, Series K-021 X1#~	1.51%	06/25/2022	61,152
23,562,607	FHMS, Series K-025 X1#~	0.91%	10/25/2022	160,589
12,567,672	FHMS, Series K-035 X1#~	0.47%	08/25/2023	73,716
73,212,029	FHMS, Series K-C02 X1#~	0.50%	03/25/2024	586,567
19,955,204	FHMS, Series K-038 X1#~	1.26%	03/25/2024	446,210
42,385,818	FHMS, Series K-040 X1#~	0.84%	09/25/2024	761,092
17,854,845	FHMS, Series K-C03 X1#~	0.63%	11/25/2024	233,159
131,576,605	FHMS, Series K-047 X1#~	0.25%	05/25/2025	632,133
10,715,329	FHMS, Series Q-013 XPT1~	1.66%	05/25/2025	347,349
169,144	FHMS, Series K-W01 A1	2.59%	05/25/2025	176,261
36,936,101	FHMS, Series K-C06 X1#~	1.03%	06/25/2025	1,016,847
14,443,104	FHMS, Series K-053 X1#~	1.02%	12/25/2025	471,588
41,554,426	FHMS, Series K-734 X1#~	0.79%	02/25/2026	1,055,308
9,232,640	FHMS, Series K-055 X1#~	1.49%	03/25/2026	486,116
32,984,813	FHMS, Series K-735 X1#~	1.09%	05/25/2026	1,306,044
26,010,687	FHMS, Series K-736 X1#~	1.44%	07/25/2026	1,353,887
5,953,617	FHMS, Series K-058 X1#~	1.05%	08/25/2026	237,732
6,382,277	FHMS, Series K-059 X1#~	0.43%	09/25/2026	86,077
26,707,215	FHMS, Series K-737 X1#~	0.75%	10/25/2026	745,161
24,915,324	FHMS, Series K-C04 X1#~	1.40%	12/25/2026	1,118,494
54,677,065	FHMS, Series K-063 X1#~	0.42%	01/25/2027	752,504
21,354,891	FHMS, Series K-064 X1#~	0.74%	03/25/2027	639,545
7,673,873	FHMS, Series Q-013 XPT2~	1.81%	05/25/2027	281,880
5,628,085	FHMS, Series K-W03 X1#~	0.98%	06/25/2027	202,268
22,938,490	FHMS, Series K-C05 X1#~	1.34%	07/25/2027	1,083,137
12,420,621	FHMS, Series K-068 X1#~	0.56%	08/25/2027	293,544
30,215,962	FHMS, Series K-069 X1#~	0.49%	09/25/2027	624,510
6,021,759	FHMS, Series K-739 XAM#~	1.71%	09/25/2027	530,397
16,500,000	FHMS, Series K-740 XAM#~	1.20%	10/25/2027	1,029,574
52,255,085	FHMS, Series K-070 X1#~	0.46%	11/25/2027	999,765
31,459,356	FHMS, Series K-072 X1#~	0.49%	12/25/2027	670,138
5,700,000	FHMS, Series K-HG1 A3	3.34%	12/25/2027	6,169,278
3,016,540	FHMS, Series Q-006 APT1#	2.83%	04/25/2028	3,169,783
1,061,203	FHMS, Series Q-006 APT2#	2.60%	10/25/2028	1,106,787
24,859,529	FHMS, Series K-087 X1#~	0.51%	12/25/2028	627,318
18,151,910	FHMS, Series K-091 X1#~	0.70%	03/25/2029	712,408
12,643,520	FHMS, Series K-092 X1#~	0.85%	04/25/2029	621,380
9,989,951	FHMS, Series K-G01 X1#~	1.11%	04/25/2029	546,985
6,273,369	FHMS, Series K-093 X1#~	1.09%	05/25/2029	402,705
10,974,683	FHMS, Series K-094 X1#~	1.02%	06/25/2029	667,132
6,250,000	FHMS, Series K-G02 X1#~	1.14%	08/25/2029	426,525
14,482,024	FHMS, Series K-103 X1#~	0.76%	11/25/2029	685,750
4,800,000	FHMS, Series K-110 XAM#~	1.98%	04/25/2030	700,872
4,803,897	FHMS, Series K-111 XAM#~	1.91%	05/25/2030	678,900
6,238,500	FHMS, Series K-114 XAM#~	1.44%	06/25/2030	668,196
9,275,345	FHMS, Series K-115 XAM#~	1.65%	07/25/2030	1,144,648
636,835	FHMS, Series Q-004 A2H#	2.77%	01/25/2046	636,809
446,607	FHMS, Series Q-010 APT1#	2.89%	04/25/2046	448,917
1,850,065	FHMS, Series Q-004 A4H#	2.82%	08/25/2046	1,868,044
2,360,014	FHMS, Series Q-007 APT1#	2.99%	10/25/2047	2,390,085
2,373,853	FHMS, Series Q-007 APT2#	3.30%	10/25/2047	2,497,698
778,802	FHMS, Series Q-013 APT1#	1.18%	05/25/2050	787,820
1,108,989	FHS, Series 366 IO~	4.00%	08/15/2049	208,804
4,770	FNMA, Pool# 922791	6.50%	12/01/2021	4,780
1,000,000	FNMA, Pool# AN9202	3.32%	05/01/2025	1,053,634
1,183,575	FNMA, Pool# 109465	3.58%	08/01/2025	1,250,131
28,748	FNMA, Pool# 336422 (3 Year CMT Rate + 2.30%)	3.92%	10/01/2025	28,754
70,533	FNMA, Pool# 344903	5.50%	10/01/2025	78,763
1,000,000	FNMA, Pool# AN0287	2.95%	11/01/2025	1,072,839
457,145	FNMA, Pool# BL1166	3.62%	01/01/2026	499,700
438,097	FNMA, Pool# BL1165	3.62%	01/01/2026	478,879
62,009	FNMA, Pool# 356232	6.50%	01/01/2026	69,719
28,668	FNMA, Pool# 406521 (1 Year CMT Rate + 2.52%)	2.90%	05/01/2026	28,730
3,100,000	FNMA, Pool# BL3537	2.61%	08/01/2026	3,279,472
1,484,282	FNMA, Pool# BL0723	3.84%	09/01/2026	1,658,066
44,940	FNMA, Pool# 356329 (1 Year CMT Rate + 2.65%)	2.78%	01/01/2027	45,058
15,970	FNMA, Pool# 363850 (1 Year CMT Rate + 2.13%)	2.25%	04/01/2027	16,086
31,454	FNMA, Pool# 406380 (1 Year CMT Rate + 2.17%)	2.22%	11/01/2027	31,476
2,375,000	FNMA, Pool# AN7996	3.15%	02/01/2028	2,506,546
623,416	FNMA, Pool# 257203	5.00%	05/01/2028	685,593
809,106	FNMA, Pool# 958720	5.65%	10/01/2028	887,872
2,410,157	FNMA, Pool# BL3182	2.98%	07/01/2029	2,585,013
395,054	FNMA, Pool# 957502	3.98%	07/01/2029	431,629
37,363	FNMA, Pool# 520478 (1 Year CMT Rate + 2.10%)	2.22%	11/01/2029	37,426
35,296	FNMA, Pool# 559439 (1 Year CMT Rate + 2.27%)	3.02%	09/01/2030	35,383
46,708	FNMA, Pool# 573097 (1 Year CMT Rate + 2.21%)	2.34%	02/01/2031	46,787
96,608	FNMA, Pool# AL0898	5.00%	02/01/2031	107,148
22,207	FNMA, Pool# 590852 (1 Year CMT Rate + 2.11%)	2.11%	07/01/2031	22,283
1,746,489	FNMA, Pool# AI4717	4.50%	07/01/2031	1,934,772
33,431	FNMA, Pool# 656181 (1 Year CMT Rate + 2.16%)	2.28%	08/01/2031	33,748
34,327	FNMA, Pool# 723313 (1 Year CMT Rate + 2.54%)	2.54%	09/01/2031	34,441
9,433	FNMA, Pool# 642122 (1 Year CMT Rate + 2.27%)	2.77%	03/01/2032	9,452
829,416	FNMA, Pool# 470828	3.53%	03/01/2032	940,991
8,922	FNMA, Pool# 628837	6.50%	03/01/2032	10,099
27,661	FNMA, Pool# 640225 (1 Year CMT Rate + 2.27%)	2.77%	04/01/2032	27,713
36,972	FNMA, Pool# 662138 (1 Year CMT Rate + 2.30%)	2.30%	09/01/2032	37,017
34,573	FNMA, Pool# 668309 (1 Year CMT Rate + 2.02%)	2.02%	11/01/2032	34,776
27,914	FNMA, Pool# 696546 (6 Month LIBOR USD + 2.26%)	2.38%	03/01/2033	27,840
6,224	FNMA, Pool# 555819 (6 Month LIBOR USD + 1.03%)	1.28%	07/01/2033	6,290
35,230	FNMA, Pool# 744805 (6 Month LIBOR USD + 1.52%)	1.77%	11/01/2033	35,392
16,281	FNMA, Pool# 751498 (1 Year CMT Rate + 2.22%)	2.34%	11/01/2033	16,222
26,120	FNMA, Pool# 741373 (1 Year CMT Rate + 2.28%)	2.41%	12/01/2033	26,130
28,138	FNMA, Pool# 764342 (6 Month LIBOR USD + 1.52%)	1.65%	02/01/2034	28,297
28,203	FNMA, Pool# 774969 (1 Year CMT Rate + 2.28%)	2.40%	04/01/2034	28,154
112,531	FNMA, Pool# 783554 (1 Year CMT Rate + 2.21%)	2.21%	07/01/2034	112,093
17,588	FNMA, Pool# 819649 (12 Month LIBOR USD + 1.52%)	1.89%	03/01/2035	17,786
49,644	FNMA, Pool# 889829	5.00%	07/01/2035	56,580
35,766	FNMA, Pool# 830970 (12 Month LIBOR USD + 1.83%)	2.08%	08/01/2035	35,928
38,268	FNMA, Pool# 837329 (1 Year CMT Rate + 2.04%)	2.04%	09/01/2035	38,942
588,927	FNMA, Pool# AL7654	3.00%	09/01/2035	627,740
52,241	FNMA, Pool# 836715 (12 Month LIBOR USD + 1.77%)	2.27%	10/01/2035	52,243
122,808	FNMA, Pool# 842006	4.25%	10/01/2035	132,421
26,052	FNMA, Pool# 922680 (12 Month LIBOR USD + 1.91%)	2.20%	11/01/2035	27,672
253,302	FNMA, Pool# 850232	4.25%	12/01/2035	275,477
12,668	FNMA, Pool# 865849 (12 Month LIBOR USD + 1.54%)	1.91%	03/01/2036	12,791
16,478	FNMA, Pool# 877009 (12 Month LIBOR USD + 2.38%)	2.67%	03/01/2036	17,413
275,831	FNMA, Pool# AB0577	4.00%	03/01/2036	294,145
22,185	FNMA, Pool# 868568 (12 Month LIBOR USD + 1.75%)	2.07%	04/01/2036	23,254
61,360	FNMA, Pool# 882017 (6 Month LIBOR USD + 1.56%)	1.81%	05/01/2036	61,859
19,508	FNMA, Pool# 745626 (1 Year CMT Rate + 2.14%)	2.22%	05/01/2036	19,585
4,733	FNMA, Pool# 872895 (12 Month LIBOR USD + 1.88%)	2.13%	06/01/2036	4,746
21,006	FNMA, Pool# 886163 (12 Month LIBOR USD + 1.84%)	2.09%	07/01/2036	21,323
237,758	FNMA, Pool# 896838	5.45%	07/01/2036	251,519
100,806	FNMA, Pool# 745818	6.50%	09/01/2036	116,417
68,700	FNMA, Pool# 902770	5.38%	11/01/2036	76,556
54,474	FNMA, Pool# 995521 (12 Month LIBOR USD + 1.84%)	2.09%	05/01/2037	54,665
59,738	FNMA, Pool# 950382 (6 Month LIBOR USD + 1.11%)	1.26%	08/01/2037	61,383
85,115	FNMA, Pool# 941050 (12 Month LIBOR USD + 1.70%)	1.95%	08/01/2037	84,680
54,298	FNMA, Pool# 952835 (1 Year CMT Rate + 2.32%)	2.40%	09/01/2037	58,347
2,199,589	FNMA, Pool# MA3208	4.50%	10/01/2037	2,421,868
126,891	FNMA, Pool# 955233	6.50%	12/01/2037	149,985
6,202	FNMA, Pool# 982237 (12 Month LIBOR USD + 1.84%)	2.09%	05/01/2038	6,220
285,631	FNMA, Pool# AD0100	7.00%	12/01/2038	341,268
92,437	FNMA, Pool# 930507	6.50%	02/01/2039	105,787
1,879,155	FNMA, Pool# AS2249	4.00%	04/01/2039	2,079,090
306,825	FNMA, Pool# AL0407	6.50%	04/01/2039	351,590
237,396	FNMA, Pool# AD0427	5.50%	10/01/2039	276,890
315,060	FNMA, Pool# AD0941	5.50%	04/01/2040	368,220
600,515	FNMA, Pool# 467095	5.90%	01/01/2041	705,023
296,089	FNMA, Pool# AH8447	5.50%	04/01/2041	332,225
934,691	FNMA, Pool# 469130	4.87%	10/01/2041	1,065,314
304,097	FNMA, Pool# BC1738	4.50%	09/01/2043	333,929
274,967	FNMA, Pool# AS1429	4.00%	12/01/2043	295,905
383,533	FNMA, Pool# AV7739	4.00%	01/01/2044	417,772
150,621	FNMA, Pool# AW6485	4.00%	06/01/2044	161,530
268,785	FNMA, Pool# AY0382	4.00%	11/01/2044	279,332
452,122	FNMA, Pool# AW9534	4.00%	03/01/2045	495,913
310,482	FNMA, Pool# AZ4154	4.00%	06/01/2045	336,427
1,273,343	FNMA, Pool# AZ7828	4.00%	08/01/2045	1,401,621
717,567	FNMA, Pool# BA3674	4.50%	10/01/2045	798,417
329,931	FNMA, Pool# BC6366	4.50%	02/01/2046	361,118
199,672	FNMA, Pool# BD1241	4.50%	05/01/2046	216,104
998,475	FNMA, Pool# BD5189	4.50%	07/01/2046	1,107,229
340,685	FNMA, Pool# BD8599	4.50%	11/01/2046	375,405
574,173	FNMA, Pool# BH7686	4.50%	12/01/2047	627,456
847,563	FNMA, Pool# BJ8287	4.50%	01/01/2048	924,522
949,393	FNMA, Pool# AN8989	4.07%	04/01/2048	989,802
458,475	FNMA, Pool# BK5105	5.50%	05/01/2048	516,277
390,790	FNMA, Pool# BK8032	5.50%	06/01/2048	442,761
304,011	FNMA, Pool# BN0202	5.50%	09/01/2048	343,641
275,344	FNMA, Pool# BN4936	5.50%	12/01/2048	308,235
157,347	FNMA, Pool# BN4921	5.50%	01/01/2049	176,049
1,016,155	FNMA, Pool# BQ1161	2.50%	08/01/2050	1,048,700
1,575,897	FNMA, Pool# BQ2613	2.50%	10/01/2050	1,625,832
6,529,000	FNMA, Pool# FM4866	2.50%	10/01/2050	6,747,222
9,314,065	FNMA, Pool# FM6708	2.50%	01/01/2051	9,623,385
4,332,960	FNMA, Pool# MA4238	2.50%	01/01/2051	4,470,256
4,754,757	FNMA, Pool# BR2618	2.00%	02/01/2051	4,781,131
4,776,136	FNMA, Pool# BR2695	2.00%	02/01/2051	4,802,630
4,778,431	FNMA, Pool# MA4281	2.00%	03/01/2051	4,793,215
9,149,926	FNMA, Pool# BT1090	2.50%	05/01/2051	9,457,796
8,844,910	FNMA, Pool# BR8946	2.50%	05/01/2051	9,142,513
9,806,275	FNMA, Pool# BT0539	2.50%	05/01/2051	10,117,002
3,952,594	FNMA, Pool# CB1050	2.50%	07/01/2051	4,091,092
4,000,000	FNMA, Pool# FM8754	3.00%	09/01/2051	4,273,145
34,700,000	FNMA, 2.00%, Due TBA November	2.00%	11/15/2051	34,710,843
102	FNMA REMIC Trust, Series 1991-136 J	7.50%	10/25/2021	102
50,811	FNMA REMIC Trust, Series 1996-23 G	6.50%	07/25/2026	54,239
2,136,361	FNMA REMIC Trust, Series 2016-M7 A2	2.50%	09/25/2026	2,209,997
1,997,965	FNMA REMIC Trust, Series 2017-T1 A	2.90%	06/25/2027	2,146,091
1,096,514	FNMA REMIC Trust, Series 2012-139 HI~	2.50%	12/25/2027	52,468
83,186	FNMA REMIC Trust, Series 2013-15 QI~	3.00%	03/25/2028	5,036
902,000	FNMA REMIC Trust, Series 2019-M6 A2	3.45%	01/25/2029	1,009,879
500,000	FNMA REMIC Trust, Series 2018-M13 A2#	3.82%	09/25/2030	579,556
509,029	FNMA REMIC Trust, Series 2014-14 LI~	3.00%	04/25/2031	1,766
615,972	FNMA REMIC Trust, Series 2013-115 AI~	3.00%	04/25/2031	22,192
25,977,480	FNMA REMIC Trust, Series 2019-M23 X3#~	0.38%	10/27/2031	650,902
151,471	FNMA REMIC Trust, Series 2001-80 Z	6.00%	01/25/2032	168,755
311,656	FNMA REMIC Trust, Series 2006-M2 A2A#	5.27%	10/25/2032	341,853
374,296	FNMA REMIC Trust, Series 2003-71 MB	5.50%	08/25/2033	434,345
1,936,328	FNMA REMIC Trust, Series 2014-8 IQ~	4.00%	03/25/2034	254,047
2,449,495	FNMA REMIC Trust, Series 2005-73 EZ	5.50%	08/25/2035	2,810,018
829,673	FNMA REMIC Trust, Series 2005-110 GL	5.50%	12/25/2035	940,755
388,623	FNMA REMIC Trust, Series 2006-21 Z	5.50%	04/25/2036	442,673
1,166,229	FNMA REMIC Trust, Series 2006-112 QC	5.50%	11/25/2036	1,351,553
545,044	FNMA REMIC Trust, Series 2007-22 A	5.50%	03/25/2037	628,293
775,573	FNMA REMIC Trust, Series 2009-20 DA (1 Month LIBOR USD + 7.40%)~	7.31%	04/25/2039	176,734
1,457,201	FNMA REMIC Trust, Series 2012-65 HJ	5.00%	07/25/2040	1,609,383
219,411	FNMA REMIC Trust, Series 2015-15 GA	3.00%	03/25/2041	221,345
69,216	FNMA REMIC Trust, Series 2012-10 UF (1 Month LIBOR USD + 0.55%)	0.64%	02/25/2042	70,390
1,276,596	FNMA REMIC Trust, Series 2012-27 PI~	4.50%	02/25/2042	141,660
481,045	FNMA REMIC Trust, Series 2013-34 IG~	3.00%	05/25/2042	48,783
748,757	FNMA REMIC Trust, Series 2012-141 ZC	2.50%	12/25/2042	737,272
225,978	FNMA REMIC Trust, Series 2012-154 ZC	2.50%	01/25/2043	223,156
31,151	FNMA REMIC Trust, Series 2013-7 ZC	2.00%	02/25/2043	29,967
8,047	FNMA REMIC Trust, Series 2003-W10 3A5	4.30%	06/25/2043	8,681
2,262	FNMA REMIC Trust, Series 2003-W12 1A9	4.48%	06/25/2043	2,499
13,572	FNMA REMIC Trust, Series 2003-W12 1A8	4.55%	06/25/2043	14,921
7,947	FNMA REMIC Trust, Series 2003-W12 2A7	4.68%	06/25/2043	8,666
9,272	FNMA REMIC Trust, Series 2003-W12 2A6	5.00%	06/25/2043	10,263
378,186	FNMA REMIC Trust, Series 2017-44 BA	3.50%	01/25/2044	381,432
480,255	FNMA REMIC Trust, Series 2015-40 LI~	4.50%	03/25/2045	85,829
494,691	FNMA REMIC Trust, Series 2018-86 JA	4.00%	05/25/2047	514,537
1,338,041	FNMA REMIC Trust, Series 2019-47 QA	3.00%	06/25/2049	1,397,825
1,592,554	FNMA REMIC Trust, Series 2019-37 IM~	5.00%	07/25/2049	208,787
3,729,000	FNMA REMIC Trust, Series 2019-70 CB	3.50%	12/25/2049	3,958,906
6,089,791	FNMA REMIC Trust, Series 2021-47 IO~	2.50%	07/25/2051	830,653
2,305,000	FREMF Mortgage Trust, Series 2019-K102 B# ^	3.65%	10/25/2029	2,468,369
1,136,081	FREMF Mortgage Trust, Series 2019-KF73 B (1 Month LIBOR USD + 2.45%)^	2.53%	11/25/2029	1,138,106
1,990,699	FREMF Mortgage Trust, Series 2020-KF75 B (1 Month LIBOR USD + 2.25%)^	2.33%	12/26/2029	1,981,972
1,280,000	FREMF Mortgage Trust, Series 2020-K105 B#^	3.53%	02/25/2030	1,362,240
4,105,254	FREMF Mortgage Trust, Series 2012-K17 X2A^~	0.10%	12/25/2044	10
19,868,866	FREMF Mortgage Trust, Series 2012-K20 X2A^~	0.20%	05/25/2045	15,404
700,000	FREMF Mortgage Trust, Series 2017-K68 B#^	3.97%	10/25/2049	767,366
1,300,000	FREMF Mortgage Trust, Series 2017-K64 B#^	4.13%	05/25/2050	1,431,490
750,000	FREMF Mortgage Trust, Series 2019-K736 B#^	3.88%	09/25/2052	808,256
1,773	GNMA, Pool# 004295M	6.00%	10/20/2023	1,782
75,424	GNMA, Pool# 783374X	5.50%	04/15/2024	78,041
98,409	GNMA, Pool# 728160X	5.25%	11/15/2024	102,655
258,362	GNMA, Pool# 623145X	5.50%	10/15/2028	290,435
1,067,080	GNMA, Pool# 589694X	4.50%	08/15/2029	1,182,959
34,536	GNMA, Pool# 728157X	3.75%	11/15/2029	37,134
310,418	GNMA, Pool# 770225C	4.25%	08/20/2031	340,417
366,234	GNMA, Pool# 003160M	6.00%	11/20/2031	425,946
487,505	GNMA, Pool# 003489M	6.00%	12/20/2033	571,556
259,716	GNMA, Pool# 782173M	5.50%	05/20/2035	305,278
95,091	GNMA, Pool# 784315X	6.00%	06/15/2036	107,254
318,477	GNMA, Pool# 770226C	4.75%	09/20/2036	346,136
157,424	GNMA, Pool# 004194M	5.50%	07/20/2038	178,992
91,314	GNMA, Pool# 706295C	5.10%	12/20/2038	99,143
913,696	GNMA, Pool# AC0521C	5.50%	05/20/2042	1,053,425
905,240	GNMA, Pool# BM9287C	4.00%	08/20/2049	979,667
913,485	GNMA, Pool# MA7106M	2.00%	01/20/2036	941,871
940,683	GNMA, Pool# MA7164M	2.00%	02/20/2036	969,928
373,755	GNMA REMIC Trust, Series 2013-168 IA~	2.50%	11/16/2028	18,930
529,344	GNMA REMIC Trust, Series 2004-93 PD	5.00%	11/16/2034	575,654
88,378	GNMA REMIC Trust, Series 2006-40 B	6.00%	08/20/2036	99,487
500,500	GNMA REMIC Trust, Series 2012-52 WA#	6.18%	04/20/2038	584,286
812,065	GNMA REMIC Trust, Series 2016-012 KI~	5.00%	09/20/2038	139,796
537,283	GNMA REMIC Trust, Series 2017-083 ID~	7.00%	01/20/2039	96,381
656,030	GNMA REMIC Trust, Series 2011-2 DP#	5.46%	03/20/2039	731,748
965,877	GNMA REMIC Trust, Series 2010-105 IB~	4.50%	01/16/2040	92,471
628,336	GNMA REMIC Trust, Series 2016-68 IC#~	6.00%	01/20/2040	113,390
682,000	GNMA REMIC Trust, Series 2011-156 PM	2.00%	04/20/2040	657,003
1,067,773	GNMA REMIC Trust, Series 2017-083 IK~	6.00%	05/20/2040	235,213
327,311	GNMA REMIC Trust, Series 2016-112 AW#	7.07%	12/20/2040	389,454
1,528,170	GNMA REMIC Trust, Series 2012-143 IC~	5.00%	10/16/2041	257,515
831,612	GNMA REMIC Trust, Series 2012-97 GB	2.00%	08/16/2042	831,603
1,073,044	GNMA REMIC Trust, Series 2017-103 IM~	5.00%	06/20/2043	174,075
840,578	GNMA REMIC Trust, Series 2013-86 IA~	5.00%	06/20/2043	117,396
505,984	GNMA REMIC Trust, Series 2014-06 IG~	4.50%	01/16/2044	62,444
2,202,652	GNMA REMIC Trust, Series 2011-127 C#	3.50%	03/16/2047	2,309,202
536,384	GNMA REMIC Trust, Series 2018-127 PB	3.00%	09/20/2047	557,215
47,729	GNMA REMIC Trust, Series 2018-166 AB	4.00%	10/20/2047	48,933
772,506	GNMA REMIC Trust, Series 2018-166 BA	3.50%	11/20/2047	797,006
2,810,543	GNMA REMIC Trust, Series 2017-167 SE (1 Month LIBOR USD + 6.20%)~	6.11%	11/20/2047	579,108
3,468,064	GNMA REMIC Trust, Series 2018-036 LI~	5.00%	03/20/2048	440,298
704,799	GNMA REMIC Trust, Series 2018-153 QA	3.50%	11/20/2048	759,911
765,535	GNMA REMIC Trust, Series 2019-152 LC	3.50%	10/20/2049	781,519
552,000	GNMA REMIC Trust, Series 2021-050 PL	1.25%	03/20/2051	427,558
2,376,542	GNMA REMIC Trust, Series 2021-074 NG	1.75%	04/20/2051	2,418,612
1,990,952	GNMA REMIC Trust, Series 2021-125 UL	1.50%	07/20/2051	1,934,376
1,352,575	GNMA REMIC Trust, Series 2021-136 BD	2.00%	08/20/2051	1,383,277
1,247,000	GNMA REMIC Trust, Series 2021-160 DK	2.00%	09/20/2051	1,239,206
1,502,568	GNMA REMIC Trust, Series 2014-135 I0#~	0.45%	01/16/2056	37,947
1,787,400	GNMA REMIC Trust, Series 2015-172 I0#~	0.61%	03/16/2057	52,134
3,164,552	GNMA REMIC Trust, Series 2016-40 I0#~	0.63%	07/16/2057	101,069
2,508,746	GNMA REMIC Trust, Series 2016-56 I0#~	0.90%	11/16/2057	120,173
3,389,791	GNMA REMIC Trust, Series 2016-98 I0#~	0.84%	05/16/2058	166,667
9,229,850	GNMA REMIC Trust, Series 2021-084 ED	1.00%	07/16/2060	8,893,607
800,291	KKR Industrial Portfolio Trust, Series 2020-AIP D (1 Month LIBOR USD + 2.03%)^	2.11%	03/16/2037	802,130
1,300,000	Morgan Stanley Capital I Trust, Series 2019-NUGS A (1 Month LIBOR USD + 0.95%)^	2.45%	12/15/2036	1,306,109
510,423	SBA, Pool# 522053 (PRIME + 0.58%)	3.83%	05/25/2026	521,695
162,351	Velocity Commercial Capital Loan Trust, Series 2017-1 M1#^	3.55%	05/25/2047	162,224
Total Mortgage Backed Securities (Cost $316,853,447)				326,201,284

Asset Backed Securities - 5.9%
1,938,912	American Homes 4 Rent Trust, Series 2014-SFR2 A^	3.79%	10/17/2036	2,048,865
2,130,000	American Homes 4 Rent Trust, Series 2014-SFR2 B^	4.29%	10/17/2036	2,255,676
2,387,407	American Homes 4 Rent Trust, Series 2014-SFR3 A^	3.68%	12/18/2036	2,536,756
321,660	American Homes 4 Rent Trust, Series 2015-SFR1 A^	3.47%	04/18/2052	339,788
220,581	American Homes 4 Rent Trust, Series 2015-SFR2 A^	3.73%	10/18/2052	235,950
250,000	American Homes 4 Rent Trust, Series 2015-SFR2 C^	4.69%	10/18/2052	271,046
1,404,000	AmeriCredit Automobile Receivables Trust, Series 2021-1 D	1.21%	12/18/2026	1,398,723
1,505,000	CarMax Auto Owner Trust, Series 2021-2 C	1.34%	02/16/2027	1,502,938
407,213	FHF Trust, Series 2020-1A A^	2.59%	12/15/2023	409,914
1,455,000	FHF Trust, Series 2021-2A A^	0.83%	12/15/2026	1,456,819
912,004	FHF Trust, Series 2021-1A A^	1.27%	03/15/2027	911,873
322,994	FREED ABS Trust, Series 2021-1CP A^	0.66%	03/20/2028	323,201
201,185	Invitation Homes Trust, Series 2017-SFR2 C (1 Month LIBOR USD + 1.45%)^	1.53%	12/19/2036	201,689
2,106,977	JPMorgan Chase Bank NA - CACLN, Series 2021-3 B^	0.76%	02/25/2029	2,105,877
410,000	Oportun Funding XIV LLC, Series 2021-A A^	1.21%	03/08/2028	411,318
1,505,000	PFS Financing Corp., Series 2021-A A^	0.71%	04/15/2026	1,502,816
209,586	Theorem Funding Trust, Series 2020-1A A^	2.48%	10/15/2026	210,575
304,606	Westgate Resorts LLC, Series 2018-1A C^	4.10%	12/20/2031	306,936
Total Asset Backed Securities (Cost $18,047,016)				18,430,760

Municipal Bonds - 0.2%
600,000	Colorado Health Facilities Authority	2.80%	12/01/2026	610,971
Total Municipal Bonds (Cost $600,000)				610,971

Corporate Bonds & Notes - 0.2%
460,000	Land O'Lakes, Inc. ^	7.25%	07/14/2027	495,751
Total Corporate Bonds & Notes (Cost $445,415)				495,751

Shares
Short-Term Investments - 0.5%
Money Market Funds - 0.5%
1,502,819	First American Government Obligations Fund - Class Z, 0.02%*			1,502,819
Total Short-Term Investments (Cost $1,502,819)				1,502,819
Total Investments - 112.1% (Cost $337,448,697)				347,241,585
Liabilities in Excess of Other Assets - (12.1)%				(37,445,005)
NET ASSETS - 100.0%				$309,796,580

# Variable rate security. Rate disclosed is as of the date of this report.
^Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
~ Interest Only Security
*Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments in money market funds, with a total market value of $1,502,819 was categorized as Level 1, while the Fund's investments in mortgage backed securities, asset backed securities, corporate bonds & notes and municipal bonds, with a total market value of $345,738,766, were categorized as Level 2.

Futures Contracts - Long
The Brown Advisory Mortgage Securities Fund had the following open long futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bond Futures	50	12/21/2021	$8,213,499	$7,960,938	$(252,561)
			$8,213,499	$7,960,938	$(252,561)
Futures Contracts - Short
The Brown Advisory Mortgage Securities Fund had the following open short futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note Futures	(25)	12/31/2021	$(3,090,719)	$(3,068,555)	$22,164
U.S. Treasury 10-Year Note Futures	(168)	12/21/2021	(22,452,237)	(22,110,375)	341,862
			$(25,542,956)	$(25,178,930)	$364,026

There is no variation margin due to or from the Fund as of the date of this report. The Fund's investments in futures contracts were valued using Level 1 inputs as of the date of this report.